Income tax - Reconciliation between theoretical tax and effective tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Net loss	€ (17,026)	€ (24,216)	€ (31,164)
Profit before tax	€ (17,026)	€ (24,216)	€ (31,164)
Current tax rate in France	25.00%	25.00%	26.50%
Theoretical tax at current rate in France	€ 4,257	€ 6,055	€ 8,258
Permanent differences	291	3,607	880
Share based payments	(203)	(1,392)	(907)
Unused tax losses adjusted for deferred taxes	€ (4,344)	(5,211)	€ (8,231)
Tax rate differences		€ (61)
Effective tax rate	0.00%	0.00%	0.00%